ALLEGIANT FUNDS

          Supplement dated March 20, 2006 to the Statement of Additional Information dated October 1, 2005, as previously supplemented

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

CONVERSION OF CLASS R SHARES

The Board of Trustees of Allegiant Funds ("Allegiant"), approved the conversion of Class R Shares of each investment portfolio of Allegiant (the "Fund(s)") into Class A Shares of the same Fund (the "Conversion") as being in the best interests of the holders of Class R Shares. The Conversion is expected to occur on or about May 19, 2006 (the "Conversion Date").

In connection with the Conversion, effective March 31, 2006 (the "Effective Date"), the R Shares Class will be closed to new investors. Existing shareholders may continue to purchase and redeem Class R Shares, and will continue to receive dividends and distributions in additional Class R Shares (unless they have elected to receive dividends and distributions in cash) until the Conversion Date.

As of the Effective Date, the sixth paragraph in the section "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" on page 71 and the two paragraphs under the heading "Exchange Privilege" in the section "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" on page 78 of the Statement of Additional Information is hereby amended to reflect that the R Shares Class will be closed to new investors. As of the Conversion Date, all references to Class R Shares in the aforementioned paragraphs will be deleted.

As of the Conversion Date, all reference to the Distribution Plan for Class R Shares under the heading "Distribution Plans and Related Agreement" in the section "ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS" on page 118 of the Statement of Additional Information will be deleted.

ELECTION OF NEW OFFICER OF ALLEGIANT

The Board of Trustees, including a majority of Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) elected Timothy L. Swanson as President, Chief Executive Officer, and Chief Legal Officer of Allegiant effective February 9, 2006. In so doing, the Board accepted the resignation of Herbert R. Martens, Jr. as President, Chief Executive Officer and Chief Legal Officer of Allegiant.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "INTERESTED TRUSTEES" IN THE SECTION "TRUSTEES AND OFFICERS" FOUND ON PAGE 88 OF THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                                   Number of
                                                                                 Portfolios in
                                          Length of                                   Fund
                             Position(s)  Time                                     Complex(3)
       Name, Address(1),      Held with   Served in     Principal Occupation(s)   Overseen by   Other Directorships
     Date of Birth and Age    the Trust   Position(2)     During Past 5 Years       Trustee      Held by Trustee(4)
     ---------------------    ---------   --------        -------------------       -------      -----------------
Herbert R. Martens, Jr.(5)     Trustee     Since     Executive Vice President,        33               None
Date of Birth:  8/6/52                    November   National City Corporation
Age:  53                                    1997     (bank holding company),
                                                     since July 1997; President
                                                     and CEO, National City
                                                     Bank, Florida since
                                                     September 2004; Chairman
                                                     NatCity Investments, Inc.
                                                     (investment banking),
                                                     since July 1995.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "OFFICERS" IN THE SECTION "TRUSTEES AND OFFICERS" FOUND ON PAGE 88 OF THE STATEMENT OF ADDITIONAL INFORMATION.

Timothy L. Swanson              President,          Since     Executive Vice President           N/A        None
200 Public Square, 5th Floor    Chief Executive    February   and Chief Investment
Cleveland, OH 44114             Officer and          2006     Officer, National City
Date of Birth: 8/6/67           Chief Legal                   Corporation (bank holding
Age: 38                         Officer                       company), since February
                                                              2003; Managing Director and
                                                              Head of Equity Management,
                                                              Evergreen Private Asset
                                                              Management, since January 2002;
                                                              Senior Vice President and
                                                              Head of Equity Securities,
                                                              Wachovia Asset Management,
                                                              since September 1999.

THE SECOND SENTENCE OF FOOTNOTE 4 IN THE SECTION "TRUSTEES AND OFFICERS" FOUND ON PAGE 91 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

Mr. Neary and Mr. Swanson also serve as Chairman and President, Chief Executive Officer and Chief Legal Officer, respectively, of Allegiant Advantage Fund.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE